PROFESSIONAL FEES	12 Months Ended
Nov. 30, 2025
PROFESSIONAL FEES
PROFESSIONAL FEES
7.	PROFESSIONAL FEES

Details of professional fees are presented below:

		For the period from
		December 14, 2023
	For the year ended	(Inception) through
	November 30, 2025	November 30, 2024
Consulting	$1,402,176	$561,724
Management fees	354,145	127,500
Legal, accounting and others	1,318,991	68,919
Total, Professional fees	$3,075,312	$758,143